Related Party Transactions - Other Agreements (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) yd3 unit	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) mi yd3 unit	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2018 USD ($)
Related Party Transaction [Line Items]
Due to affiliates	$ 20,000,000		$ 26,900,000	$ 25,086,000
Cost of sales—related party	48,000,000	$ 36,000,000	85,429,000	0	$ 0
Revenue from Related Parties	234,000,000	275,000,000	726,100,000	0	0
Accounts payable	$ 8,000,000		7,290,000	16,202,000
CCL [Member]
Related Party Transaction [Line Items]
Cost of sales—related party				0
Midship Pipeline [Member] | CCL [Member] | Midship Pipeline Letter of Credit [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 16,200,000
Letters of credit issued			$ 0
Natural Gas Transportation Agreement [Member] | Midship Pipeline [Member] | CCL [Member]
Related Party Transaction [Line Items]
Agreement Term	10 years		10 years
Length Of Natural Gas Pipeline | mi			200
Operating and maintenance expense	$ 2,000,000
Accounts payable	$ 1,000,000
Natural Gas Transportation Agreement [Member] | Cheniere Corpus Christi Liquefaction Stage III, LLC [Member] | CCP [Member]
Related Party Transaction [Line Items]
Agreement Term	20 years		20 years
Related Party Agreement, Number Of Available Extensions | unit	2		2
Related Party Agreement, Term Of Available Extension	5 years		5 years
Contracts for Sale and Purchase of Natural Gas And LNG [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 6,000,000	$ 0	$ 7,031,000	$ 0	$ 0
Contracts for Sale and Purchase of Natural Gas And LNG [Member] | Midship Pipeline [Member] | CCL [Member]
Related Party Transaction [Line Items]
Cost of sales—related party			0
Lease Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member]
Related Party Transaction [Line Items]
Annual lease payment	$ 600,000		$ 600,000
Lease Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Minimum
Related Party Transaction [Line Items]
Lease Term	3 years		3 years
Lease Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Maximum
Related Party Transaction [Line Items]
Lease Term	7 years		5 years
Easement Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member]
Related Party Transaction [Line Items]
Annual lease payment	$ 100,000		$ 100,000
Easement Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Minimum
Related Party Transaction [Line Items]
Agreement Term	3 years		3 years
Easement Agreements [Member] | Cheniere Land Holdings [Member] | CCL [Member] | Maximum
Related Party Transaction [Line Items]
Agreement Term	5 years		5 years
Dredge Material Disposal Agreement [Member] | Cheniere Land Holdings [Member] | CCL [Member]
Related Party Transaction [Line Items]
Dredge Material Deposits, Price Per Cubic Yard Of Deposit	$ 0.50		$ 0.50
Dredge Material Deposits, Deposit Threshold | yd3	5,000,000.0		5,000,000.0
Dredge Material Deposits, Price Per Cubic Yard Of Deposit After Exceeding Threshold	$ 4.62		$ 4.62
Tax Sharing Agreement [Member] | Cheniere [Member] | CCL [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	0		0
Tax Sharing Agreement [Member] | Cheniere [Member] | CCP [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0		$ 0